Schedule Of Effect Of Derivatives Recognized (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Derivative contracts	$ 33	$ (30)	$ 11
Foreign Exchange Contract [Member]
Schedule of Cost-method Investments [Line Items]
Derivative contracts	20
Interest Expense
Schedule of Cost-method Investments [Line Items]
Derivative contracts	5	32	1
Operating Expense
Schedule of Cost-method Investments [Line Items]
Derivative instruments, gain (loss) recognized in operations		1
Derivative contracts	7		27
Vehicle Interest
Schedule of Cost-method Investments [Line Items]
Derivative contracts	1		2
Transaction Related Cost [Member]
Schedule of Cost-method Investments [Line Items]
Derivative contracts			$ 46